UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012


[LOGO OF USAA]
    USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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      SEMIANNUAL REPORT
      USAA GROWTH AND TAX STRATEGY FUND
      NOVEMBER 30, 2012

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        35

    Financial Statements                                                     38

    Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND THAT SEEKS A CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income taxes to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                 Northern Trust Investments, Inc.
    JOHN C. BONNELL, CFA                          CHRISTOPHER A. FRONK, CFA, CPA
                                                  JACOB C. WEAVER

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o   HOW DID USAA GROWTH AND TAX STRATEGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the reporting period ended November 30, 2012, the Fund had a total return of 6.58%. This compares to returns of 9.32% for the S&P 500(R) Index (the Index), 4.18% for the Barclays Municipal Bond Index, and 7.45% for the Composite Index.

    As of November 30, 2012, the Fund had a 12-month dividend yield of 2.33%, compared to 2.02% for the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group.

o   HOW DID THE FUND'S STRUCTURE AFFECT ITS PERFORMANCE RESULTS?

    At period end, the Fund kept more than half of its assets in tax-exempt bonds and tax-exempt money market instruments and passed through the tax-free income from those securities to shareholders. USAA Asset Management Company (the Manager) manages the Fund's fixed-income portfolio. The remainder of the Fund is invested in an equity portfolio managed by Northern Trust Investments, Inc. (NTI), which uses a tax-managed index strategy that seeks to track the

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA GROWTH AND TAX STRATEGY FUND

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    return of the Index and at the same time minimize capital gain distributions. In general, the Fund targets an allocation of between 50% to 70% in tax-exempt bonds and money market instruments and 30% to 50% in blue chip stocks.

    As a result of its unique structure, the Fund has a lower weighting in equities than many other funds in the Lipper peer group. While this structure typically adds to the Fund's relative performance during periods in which the stock market is weak, it can hold back relative performance when stocks appreciate, which was the case during the reporting period.

o   HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE REPORTING PERIOD?

    Tax-exempt bonds generated a positive return during the reporting period, adding to the gains they had already recorded since the beginning of 2011. Demand was strong as U.S. Treasury yields continued to decline. After the Federal Reserve (the Fed) announced in June that it would extend Operation Twist to the end of 2012, investors' appetite for municipals increased further. Through Operation Twist, the Fed has sought to push down long-term yields by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds. In addition, investors continued to favor municipals for the tax-exempt income they provide. Significant tax increases and spending cuts are scheduled to take effect on January 1, 2013, (the "fiscal cliff") if Congress does not act.

    New issue supply increased, especially near the end of the reporting period as municipal and state governments rushed to issue debt before year-end 2012. However, much of the new supply was refunding -- that is, state and municipal governments replaced higher-yielding bonds with debt issued at lower interest rates. As a result, there was little change in the total amount of tax-exempt supply, which -- combined with strong demand -- supported higher municipal bond prices.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o   WHAT IS THE STATE OF MUNICIPAL CREDIT QUALITY?

    Overall, municipal credit quality remains strong. Most state and local governments have been willing to make the politically difficult decisions to balance their budgets by cutting costs and in some cases, raising revenues. Some states also have benefited from higher-than-expected increases in tax revenues, which have helped to fill budget gaps.

    State and local governments have a long history of debt repayment, and we expect municipal issuers to continue honoring their debt service obligations as they have in the past. Occasional one-off problems are likely given the size and diversity of the tax-exempt market, but we expect such occurrences to be the exception, not the rule. We plan to do what we have always done, which is to use our team of experienced credit analysts to conduct fundamental research on all of the securities we consider for purchase. We do not rely upon rating agencies or bond insurers to do our credit work.

o   HOW DID THE MUNICIPAL BOND PORTION OF THE FUND PERFORM?

    During the six-month period ended November 30, 2012, the municipal bond portion of the Fund outperformed its fixed-income benchmark (the Barclays Municipal Bond Index). We maintained our income-oriented, research-driven approach, seeking to maximize tax-free income without taking undue risk. We also continued to maintain a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals.

o   PLEASE DISCUSS THE PERFORMANCE OF THE STOCK MARKET IN GENERAL.

    The U.S. stock market rallied during the reporting period on speculation about a third round of quantitative easing (QE3) by the Fed and improving sentiment about U.S. economic growth. The gains came despite softer corporate earnings and ongoing concerns about

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4  | USAA GROWTH AND TAX STRATEGY FUND

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    the European debt crisis, which remained unresolved. Stocks surged in
    September after the Fed formally announced QE3 -- an open-ended commitment to buy mortgage-backed securities to boost economic growth and reduce unemployment. They then retraced some of their gains during October amid widespread uncertainty about the outcome of the November elections. However, after voters had their say, stock prices rebounded. As the reporting period came to an end, investors seemed optimistic that Congress would act in time to avoid the "fiscal cliff". Nevertheless, many observers predicted higher taxes, including a hike in the capital gains rate, and reduced government spending in 2013.

    The Index returned 9.32% during the reporting period, with all 10 sectors in the index generating positive returns. Financials, health care, and energy recorded the largest gains. The utilities sector appreciated the least.

o   HOW DID THE EQUITY PORTION OF THE FUND PERFORM?

    In the equity portion of the Fund, NTI strives to match the performance of the Index while at the same time seeking to limit capital gains. Generally, we do not invest the equity portfolio in all the stocks of the Index. Instead, we use stock selection as we seek to maintain investment characteristics similar to the Index without sacrificing performance. Our objective is to limit the sale of securities that have increased in value and to realize capital losses on securities that have decreased in value, thereby offsetting realized capital gains. This strategy allows the Fund to obtain tax efficient exposure to the equity market.

    During the reporting period ended November 30, 2012, the equity portion of the Fund generated a positive return, but slightly underperformed the 9.32% return of the Index. In keeping with our investment approach, we continued to manage realized gains and losses within the equity portfolio. We accomplished this task during the reporting period by using loss carry forwards that were harvested during the bear market from October 2007 through March 2009.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    In addition, we used the equity portfolio's loss carry forward position to tightly manage its "active risk" (the risk that it will not perform in line with the Index because of our efforts to achieve tax efficiency). As we bought and sold stocks with an eye on the potential tax impact of the transactions, the equity portfolio continued to have risk and return characteristics similar to the Index. As always, the equity portfolio continued to receive dividend income from its stock holdings.

    Thank you for the opportunity to serve your investment needs.

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6  | USAA GROWTH AND TAX STRATEGY FUND

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (FUND) (Ticker Symbol: USBLX)

--------------------------------------------------------------------------------
                                     11/30/12                     5/31/12
--------------------------------------------------------------------------------
Net Assets                        $172.1 Million              $162.7 Million
Net Asset Value Per Share             $14.77                      $14.02

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
    5/31/2012-11/30/2012*            1 Year         5 Years        10 Years
            6.58%                    14.23%          3.52%           5.90%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                          5 Years                   10 Years
     12.03%                           3.61%                      6.03%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD** AS OF 11/30/12             EXPENSE RATIO AS OF 5/31/12***
--------------------------------------------------------------------------------
                1.62%                                        0.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                       USAA GROWTH                            BARCLAYS
                                  LIPPER BALANCED        AND TAX                              MUNICIPAL
                S&P 500 INDEX       FUNDS INDEX       STRATEGY FUND     COMPOSITE INDEX      BOND INDEX
11/30/02         $10,000.00         $10,000.00         $10,000.00         $10,000.00         $10,000.00
12/31/02           9,412.52           9,730.45           9,846.83           9,856.54          10,211.01
01/31/03           9,165.95           9,584.69           9,704.34           9,698.67          10,185.13
02/28/03           9,028.42           9,512.81           9,749.34           9,711.01          10,327.53
03/31/03           9,116.08           9,551.63           9,906.37           9,743.01          10,333.71
04/30/03           9,866.97          10,068.52          10,261.25          10,139.78          10,401.98
05/31/03          10,386.84          10,513.84          10,563.27          10,503.68          10,645.54
06/30/03          10,519.34          10,593.57          10,615.83          10,526.58          10,600.30
07/31/03          10,704.81          10,618.12          10,486.73          10,424.95          10,229.37
08/31/03          10,913.58          10,797.37          10,593.04          10,562.89          10,305.66
09/30/03          10,797.68          10,811.07          10,722.14          10,654.24          10,608.65
10/31/03          11,408.51          11,167.75          10,943.76          10,890.02          10,555.23
11/30/03          11,508.88          11,266.63          11,035.47          10,997.92          10,665.24
12/31/03          12,112.46          11,670.32          11,339.09          11,303.01          10,753.55
01/31/04          12,334.78          11,844.58          11,439.03          11,400.61          10,815.15
02/29/04          12,506.23          12,006.02          11,554.34          11,558.08          10,977.91
03/31/04          12,317.56          11,948.74          11,437.68          11,435.34          10,939.69
04/30/04          12,124.19          11,697.63          11,213.41          11,217.65          10,680.60
05/31/04          12,290.57          11,749.28          11,298.47          11,255.07          10,641.87
06/30/04          12,529.56          11,932.98          11,406.44          11,372.99          10,680.60
07/31/04          12,114.87          11,708.33          11,110.78          11,246.56          10,821.16
08/31/04          12,163.87          11,779.55          11,173.02          11,357.53          11,038.01
09/30/04          12,295.62          11,954.55          11,461.99          11,454.67          11,096.61
10/31/04          12,483.46          12,083.83          11,728.00          11,577.63          11,192.09
11/30/04          12,988.56          12,409.32          12,040.95          11,749.05          11,099.78
12/31/04          13,430.54          12,719.09          12,397.66          12,006.66          11,235.33
01/31/05          13,103.17          12,555.24          12,202.89          11,934.21          11,340.33
02/28/05          13,378.92          12,732.87          12,296.04          12,027.77          11,302.61
03/31/05          13,142.00          12,557.56          12,090.77          11,873.55          11,231.32
04/30/05          12,892.76          12,406.66          12,048.20          11,838.32          11,408.44
05/31/05          13,302.99          12,691.16          12,473.93          12,073.18          11,489.07
06/30/05          13,321.87          12,782.35          12,671.23          12,131.66          11,560.36
07/31/05          13,817.29          13,066.40          12,936.64          12,320.83          11,508.10
08/31/05          13,691.22          13,104.20          12,893.83          12,329.79          11,624.29
09/30/05          13,802.11          13,156.15          13,001.45          12,354.94          11,546.00
10/31/05          13,572.02          12,949.58          12,855.18          12,244.52          11,475.89
11/30/05          14,085.34          13,263.96          13,164.94          12,502.72          11,530.97
12/31/05          14,090.17          13,380.14          13,268.78          12,580.20          11,630.13
01/31/06          14,463.32          13,699.54          13,407.38          12,770.10          11,661.52
02/28/06          14,502.57          13,682.40          13,490.54          12,793.25          11,739.81
03/31/06          14,683.09          13,815.63          13,487.40          12,868.88          11,658.85
04/30/06          14,880.25          13,966.27          13,561.81          12,928.44          11,654.84
05/31/06          14,451.98          13,689.35          13,394.38          12,769.82          11,706.76
06/30/06          14,471.57          13,681.16          13,367.40          12,748.90          11,662.69
07/31/06          14,560.84          13,745.02          13,489.18          12,806.61          11,801.41
08/31/06          14,907.28          14,009.37          13,723.36          13,059.40          11,976.53
09/30/06          15,291.45          14,211.32          13,945.31          13,240.66          12,059.83
10/31/06          15,789.73          14,542.39          14,199.89          13,500.54          12,135.45
11/30/06          16,089.99          14,822.53          14,379.04          13,687.47          12,236.61
12/31/06          16,315.69          14,932.14          14,444.04          13,730.28          12,193.38
01/31/07          16,562.44          15,093.18          14,535.53          13,825.50          12,162.16
02/28/07          16,238.50          15,035.58          14,474.54          13,792.74          12,322.42
03/31/07          16,420.13          15,164.59          14,528.48          13,842.53          12,292.04
04/30/07          17,147.46          15,600.74          14,866.11          14,147.01          12,328.43
05/31/07          17,745.82          15,935.94          15,091.20          14,352.50          12,273.84
06/30/07          17,451.01          15,787.05          14,920.34          14,226.58          12,210.24
07/31/07          16,909.94          15,517.93          14,724.69          14,065.40          12,304.89
08/31/07          17,163.42          15,643.38          14,755.59          14,076.03          12,251.81
09/30/07          17,805.32          16,085.33          15,145.02          14,427.66          12,433.10
10/31/07          18,088.54          16,368.19          15,279.78          14,601.95          12,488.52
11/30/07          17,332.32          15,984.45          14,927.33          14,329.91          12,568.15
12/31/07          17,212.08          15,906.81          14,809.98          14,283.65          12,603.04
01/31/08          16,179.67          15,380.95          14,413.10          13,960.29          12,761.96
02/29/08          15,654.06          15,180.83          13,755.11          13,419.50          12,177.69
03/31/08          15,586.47          15,064.82          13,958.92          13,515.98          12,525.75
04/30/08          16,345.58          15,564.26          14,390.21          13,934.48          12,672.32
05/31/08          16,557.29          15,736.19          14,516.44          14,112.66          12,748.94
06/30/08          15,161.45          14,904.24          13,833.91          13,480.74          12,605.04
07/31/08          15,034.00          14,715.49          13,727.90          13,380.05          12,652.96
08/31/08          15,251.47          14,771.44          13,929.31          13,527.55          12,801.03
09/30/08          13,892.45          13,655.44          12,898.39          12,549.63          12,200.72
10/31/08          11,559.24          11,905.31          11,594.66          11,312.69          12,076.19
11/30/08          10,729.81          11,362.95          11,124.46          10,807.74          12,114.59
12/31/08          10,843.98          11,743.17          11,062.56          10,881.55          12,291.20
01/31/09           9,929.98          11,199.58          10,922.12          10,730.34          12,741.10
02/28/09           8,872.66          10,475.16          10,533.20          10,274.87          12,808.04
03/31/09           9,649.86          11,057.77          10,903.16          10,682.90          12,810.38
04/30/09          10,573.44          11,819.45          11,524.64          11,371.54          13,066.29
05/31/09          11,164.85          12,412.41          11,993.47          11,836.43          13,204.51
06/30/09          11,186.99          12,442.05          11,963.03          11,767.44          13,080.81
07/31/09          12,033.15          13,189.62          12,479.82          12,304.59          13,299.67
08/31/09          12,467.59          13,542.59          12,809.68          12,673.86          13,527.03
09/30/09          12,932.82          13,975.61          13,460.53          13,217.76          14,012.49
10/31/09          12,692.57          13,812.22          13,139.25          12,908.87          13,718.34
11/30/09          13,453.91          14,326.39          13,527.00          13,264.49          13,831.69
12/31/09          13,713.78          14,485.49          13,723.87          13,479.36          13,878.43
01/31/10          13,220.45          14,237.76          13,522.71          13,283.78          13,950.72
02/28/10          13,629.98          14,491.00          13,790.92          13,533.84          14,085.94
03/31/10          14,452.48          15,042.12          14,172.99          13,909.25          14,052.22
04/30/10          14,680.65          15,226.74          14,352.97          14,093.06          14,222.99
05/31/10          13,508.39          14,448.15          13,813.04          13,558.91          14,329.67
06/30/10          12,801.25          14,100.73          13,462.50          13,203.89          14,338.18
07/31/10          13,698.14          14,784.80          13,972.44          13,724.87          14,516.97
08/31/10          13,079.75          14,466.82          13,870.46          13,591.78          14,849.34
09/30/10          14,247.05          15,286.86          14,428.63          14,192.46          14,826.13
10/31/10          14,789.14          15,674.91          14,645.52          14,434.97          14,785.07
11/30/10          14,791.04          15,591.26          14,428.63          14,215.08          14,489.42
12/31/10          15,779.54          16,209.31          14,701.88          14,491.48          14,208.64
01/31/11          16,153.54          16,436.68          14,747.86          14,552.70          14,103.97
02/28/11          16,706.95          16,803.91          15,127.19          14,886.62          14,328.50
03/31/11          16,713.59          16,840.80          15,093.93          14,856.18          14,280.75
04/30/11          17,208.57          17,289.27          15,452.48          15,206.57          14,536.50
05/31/11          17,013.78          17,175.13          15,545.01          15,287.05          14,784.90
06/30/11          16,730.17          16,965.64          15,461.26          15,210.99          14,836.48
07/31/11          16,389.97          16,835.88          15,414.69          15,145.38          14,987.90
08/31/11          15,499.64          16,201.49          15,123.63          14,838.98          15,244.31
09/30/11          14,410.03          15,333.12          14,831.83          14,407.30          15,401.90
10/31/11          15,984.95          16,400.07          15,511.86          15,127.16          15,344.64
11/30/11          15,949.62          16,278.89          15,535.31          15,142.42          15,435.29
12/31/11          16,112.77          16,329.21          15,787.18          15,342.00          15,728.93
01/31/12          16,834.87          16,941.44          16,389.38          15,944.38          16,092.68
02/29/12          17,562.85          17,426.97          16,743.62          16,284.87          16,108.54
03/31/12          18,140.83          17,615.34          16,946.78          16,453.72          16,003.87
04/30/12          18,026.96          17,598.95          17,006.16          16,502.60          16,188.50
05/31/12          16,943.53          16,838.67          16,649.89          16,080.98          16,322.89
06/30/12          17,641.64          17,266.56          16,947.93          16,384.15          16,305.36
07/31/12          17,886.66          17,474.41          17,198.92          16,645.24          16,563.78
08/31/12          18,289.52          17,749.12          17,402.10          16,853.47          16,582.64
09/30/12          18,762.15          18,058.61          17,637.87          17,096.42          16,682.80
10/31/12          18,415.72          17,967.96          17,541.75          17,033.71          16,729.88
11/30/12          18,522.55          18,094.88          17,746.01          17,281.90          17,005.49

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged Barclays Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                              o TOP 10 INDUSTRIES o
                                 AS OF 11/30/12
                                (% of Net Assets)

Pharmaceuticals ..........................................................  2.8%
Integrated Oil & Gas .....................................................  2.5%
Computer Hardware ........................................................  2.1%
Other Diversified Financial Services .....................................  1.3%
Systems Software .........................................................  1.3%
Integrated Telecommunication Services ....................................  1.3%
Industrial Conglomerates .................................................  1.2%
Aerospace & Defense ......................................................  1.1%
Oil & Gas Exploration & Production .......................................  1.1%
IT Consulting & Other Services ...........................................  1.0%

                           o TOP 5 TAX-EXEMPT BONDS o
                                 AS OF 11/30/12
                                (% of Net Assets)

Lewisville ...............................................................  3.7%
MTA ......................................................................  1.9%
Orlando ..................................................................  1.9%
Rockport .................................................................  1.8%
Hospital Finance Auth. ...................................................  1.8%

                           o TOP 5 BLUE CHIP STOCKS o
                                 AS OF 11/30/12
                                (% of Net Assets)

Apple, Inc. ..............................................................  1.9%
Exxon Mobil Corp. ........................................................  1.5%
General Electric Co. .....................................................  0.8%
International Business Machines Corp. ....................................  0.8%
Chevron Corp. ............................................................  0.7%

You will find a complete list of securities that the Fund owns on pages 12-34.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

TAX-EXEMPT BONDS                                                           53.6%
BLUE CHIP STOCKS                                                           45.2%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                         0.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (54.0%)

             TAX-EXEMPT BONDS (53.6%)

             ARIZONA (2.0%)
$   1,000    Pima County IDA                                         5.75%     9/01/2029      $  1,066
    2,250    Univ. Medical Center Corp.                              5.00      7/01/2035         2,324
                                                                                              --------
                                                                                                 3,390
                                                                                              --------
             CALIFORNIA (2.3%)
    2,000    Monterey Peninsula USD (INS)                            5.50      8/01/2034         2,397
    4,435    West Contra Costa USD (INS)                             5.05(a)   8/01/2034         1,536
                                                                                              --------
                                                                                                 3,933
                                                                                              --------
             COLORADO (2.3%)
    1,000    Health Facilities Auth.                                 5.00     12/01/2042         1,096
    2,000    Regional Transportation District                        5.38      6/01/2031         2,337
      500    Univ. of Colorado Hospital Auth.                        5.00     11/15/2037           551
                                                                                              --------
                                                                                                 3,984
                                                                                              --------
             CONNECTICUT (1.5%)
    6,000    Mashantucket (Western) Pequot Tribe(b),(c)              5.75      9/01/2027         2,559
                                                                                              --------
             FLORIDA (6.1%)
    1,875    Escambia County Housing Finance Auth. (INS)             5.75      6/01/2031         2,177
    1,000    Jacksonville                                            5.00     10/01/2029         1,211
    2,000    Lee County IDA                                          5.00     11/01/2025         2,379
    1,300    Miami-Dade County                                       5.00     10/01/2034         1,503
    3,000    Orlando (INS)                                           5.13     11/01/2027         3,232
                                                                                              --------
                                                                                                10,502
                                                                                              --------
             GEORGIA (0.7%)
    1,000    Fayette County School District (INS)                    4.95      3/01/2025         1,127
                                                                                              --------
             ILLINOIS (1.4%)
    2,000    Finance Auth.                                           6.00     10/01/2032         2,422
                                                                                              --------
             INDIANA (3.3%)
      500    Ball State Univ. of Indiana                             5.00      7/01/2030           582
    1,250    Finance Auth.                                           5.38     11/01/2032         1,413
      550    Health and Educational Facility Financing Auth.         5.25      2/15/2036           574

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   3,000    Rockport (INS)                                          4.63%     6/01/2025      $  3,160
                                                                                              --------
                                                                                                 5,729
                                                                                              --------
             KENTUCKY (0.7%)
    1,000    Economic Dev. Finance Auth. (INS)                       6.00     12/01/2033         1,133
                                                                                              --------
             LOUISIANA (1.3%)
      985    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            6.55      9/01/2025         1,107
    1,000    Parish of St. John the Baptist                          5.13      6/01/2037         1,079
                                                                                              --------
                                                                                                 2,186
                                                                                              --------
             MICHIGAN (1.8%)
    3,000    Hospital Finance Auth. (INS)                            5.00     11/15/2026         3,153
                                                                                              --------
             MISSOURI (0.9%)
    1,500    Health and Educational Facility Financing Auth.         5.38      2/01/2035         1,544
                                                                                              --------
             NEW JERSEY (2.6%)
    1,000    EDA                                                     5.00      6/15/2029         1,150
    2,000    EDA                                                     5.00      9/01/2033         2,296
    1,000    Middlesex County Improvement Auth.                      5.00      8/15/2023         1,031
                                                                                              --------
                                                                                                 4,477
                                                                                              --------
             NEW MEXICO (1.3%)
    1,000    Farmington                                              4.88      4/01/2033         1,043
    1,000    Farmington                                              5.90      6/01/2040         1,127
                                                                                              --------
                                                                                                 2,170
                                                                                              --------
             NEW YORK (7.4%)
    1,000    Dormitory Auth.                                         5.50      5/01/2037         1,164
    3,000    MTA                                                     5.00     11/15/2030         3,292
    1,000    New York City                                           5.25      8/15/2023         1,228
    1,500    New York City Housing Dev. Corp. (INS)                  5.00      7/01/2025         1,638
    2,000    New York City Trust for Cultural Resources              5.00     12/01/2039         2,265
    8,455    Oneida County IDA (INS)                                 4.65(a)   7/01/2035         3,145
                                                                                              --------
                                                                                                12,732
                                                                                              --------
             NORTH CAROLINA (0.6%)
    1,000    Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88      1/15/2032         1,095
                                                                                              --------
             PUERTO RICO (0.6%)
    1,000    Commonwealth (INS)                                      5.00      7/01/2035         1,084
                                                                                              --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp.                      6.85     10/01/2024           206
                                                                                              --------
             SOUTH CAROLINA (1.4%)
    2,000    Piedmont Municipal Power Agency (INS)                   5.75      1/01/2034         2,445
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             TENNESSEE (0.4%)
$   2,000    Knox County Health, Educational and
                Housing Facilities Board                             5.01%(a)   1/01/2035     $    688
                                                                                              --------
             TEXAS (11.7%)
    2,000    Duncanville ISD (NBGA)                                  4.63       2/15/2029        2,153
    2,000    El Paso (INS)                                           4.75       8/15/2033        2,188
    2,000    Hidalgo County Health Services Corp.                    5.00       8/15/2026        2,114
    2,000    Houston Utility Systems (INS)                           5.13       5/15/2028        2,125
    5,675    Lewisville (INS)                                        5.80       9/01/2025        6,320
    1,500    Manor ISD (NBGA)                                        5.00       8/01/2037        1,696
    1,000    Pflugerville (INS)(PRE)                                 5.00       8/01/2028        1,032
    1,500    Public Finance Auth. (INS)                              5.00       2/15/2036        1,537
    1,000    San Leanna Education Facilities Corp.                   4.75       6/01/2032        1,047
                                                                                              --------
                                                                                                20,212
                                                                                              --------
             WASHINGTON (1.5%)
    1,500    Economic Dev. Finance Auth. (INS)                       5.00       6/01/2038        1,616
    1,000    Vancouver Downtown Redevelopment Auth. (INS)            5.00       1/01/2023          914
                                                                                              --------
                                                                                                 2,530
                                                                                              --------
             WEST VIRGINIA (0.9%)
    1,500    Pleasants County                                        5.25      10/15/2037        1,603
                                                                                              --------
             WYOMING (0.8%)
    1,250    Laramie County                                          5.00       5/01/2037        1,404
                                                                                              --------
             Total Tax-Exempt Bonds (cost: $87,033)                                             92,308
                                                                                              --------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.4%)

             VARIABLE-RATE DEMAND NOTES (0.3%)

             NEW YORK (0.3%)
      565    Erie County IDA (LOC - Key Bank, N.A.)                  0.28       9/01/2017          565
                                                                                              --------

------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
  160,196   SSGA Tax Free Money Market Fund, 0.00%(d)                                              160
                                                                                              --------
            Total Tax-Exempt Money Market Instruments (cost: $725)                                 725
                                                                                              --------
            Total Tax-Exempt Securities (cost: $87,758)                                         93,033
                                                                                              --------

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             BLUE CHIP STOCKS (45.2%)

             CONSUMER DISCRETIONARY (5.2%)
             -----------------------------
             ADVERTISING (0.1%)
    2,760    Interpublic Group of Companies, Inc.                              $     30
    1,760    Omnicom Group, Inc.                                                     87
                                                                               --------
                                                                                    117
                                                                               --------
             APPAREL RETAIL (0.3%)
      620    Abercrombie & Fitch Co. "A"                                             28
    1,600    Gap, Inc.                                                               55
    1,450    Limited Brands, Inc.                                                    76
      720    Ross Stores, Inc.                                                       41
    4,570    TJX Companies, Inc.                                                    203
      670    Urban Outfitters, Inc.*                                                 25
                                                                               --------
                                                                                    428
                                                                               --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740    Coach, Inc.                                                            100
      310    Fossil, Inc.*                                                           27
      420    Polo Ralph Lauren Corp.                                                 66
      510    VF Corp.                                                                82
                                                                               --------
                                                                                    275
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.1%)
      800    BorgWarner, Inc.*                                                       53
    4,140    Johnson Controls, Inc.                                                 114
                                                                               --------
                                                                                    167
                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   23,451    Ford Motor Co.                                                         269
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
      610    AutoNation, Inc.*                                                       24
      230    AutoZone, Inc.*                                                         88
    1,390    CarMax, Inc.*                                                           50
      680    O'Reilly Automotive, Inc.*                                              64
                                                                               --------
                                                                                    226
                                                                               --------
             BROADCASTING (0.1%)
    3,910    CBS Corp. "B"                                                          141
    1,080    Discovery Communications, Inc. "A"*                                     65
      630    Scripps Networks Interactive "A"                                        37
                                                                               --------
                                                                                    243
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             CABLE & SATELLITE (0.6%)
    1,140    Cablevision Systems Corp. "A"                                     $     16
   16,102    Comcast Corp. "A"                                                      599
    3,850    DIRECTV*                                                               191
    1,899    Time Warner Cable, Inc.                                                180
                                                                               --------
                                                                                    986
                                                                               --------
             CASINOS & GAMING (0.0%)
    1,260    International Game Technology                                           17
      300    Wynn Resorts Ltd.                                                       34
                                                                               --------
                                                                                     51
                                                                               --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
      550    Best Buy Co., Inc.                                                       7
      570    GameStop Corp. "A"                                                      15
                                                                               --------
                                                                                     22
                                                                               --------
             CONSUMER ELECTRONICS (0.0%)
      510    Harman International Industries, Inc.                                   20
                                                                               --------
             DEPARTMENT STORES (0.1%)
    1,150    J.C. Penney Co., Inc.                                                   21
      860    Kohl's Corp.                                                            38
    2,500    Macy's, Inc.                                                            97
    1,300    Nordstrom, Inc.                                                         70
      250    Sears Holdings Corp.*                                                   11
                                                                               --------
                                                                                    237
                                                                               --------
             DISTRIBUTORS (0.0%)
    1,110    Genuine Parts Co.                                                       72
                                                                               --------
             EDUCATION SERVICES (0.0%)
      360    DeVry, Inc.                                                              9
                                                                               --------
             FOOTWEAR (0.1%)
    2,250    NIKE, Inc. "B"                                                         219
                                                                               --------
             GENERAL MERCHANDISE STORES (0.2%)
      390    Big Lots, Inc.*                                                         11
      740    Dollar Tree, Inc.*                                                      31
    1,060    Family Dollar Stores, Inc.                                              75
    3,970    Target Corp.                                                           251
                                                                               --------
                                                                                    368
                                                                               --------
             HOME FURNISHINGS (0.0%)
      570    Leggett & Platt, Inc.                                                   16
                                                                               --------

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (0.5%)
    9,220    Home Depot, Inc.                                                  $    600
    7,040    Lowe's Companies, Inc.                                                 254
                                                                               --------
                                                                                    854
                                                                               --------
             HOMEBUILDING (0.1%)
    2,180    D.R. Horton, Inc.                                                       42
      620    Lennar Corp. "A"                                                        24
    2,360    Pulte Group, Inc.*                                                      40
                                                                               --------
                                                                                    106
                                                                               --------
             HOMEFURNISHING RETAIL (0.1%)
    1,480    Bed Bath & Beyond, Inc.*                                                87
                                                                               --------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    2,540    Carnival Corp.                                                          98
    1,716    Marriott International, Inc. "A"                                        62
    1,440    Starwood Hotels & Resorts Worldwide, Inc.                               78
    1,090    Wyndham Worldwide Corp.                                                 54
                                                                               --------
                                                                                    292
                                                                               --------
             HOUSEHOLD APPLIANCES (0.0%)
      530    Whirlpool Corp.                                                         54
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.0%)
    2,180    Newell Rubbermaid, Inc.                                                 48
                                                                               --------
             INTERNET RETAIL (0.5%)
    2,240    Amazon.com, Inc.*                                                      565
      575    Expedia, Inc.                                                           35
      340    Netflix, Inc.*                                                          28
      280    Priceline.com, Inc.*                                                   186
      815    Tripadvisor, Inc.                                                       31
                                                                               --------
                                                                                    845
                                                                               --------
             LEISURE PRODUCTS (0.1%)
    1,030    Hasbro, Inc.                                                            40
    1,650    Mattel, Inc.                                                            62
                                                                               --------
                                                                                    102
                                                                               --------
             MOTORCYCLE MANUFACTURERS (0.0%)
    1,720    Harley-Davidson, Inc.                                                   81
                                                                               --------
             MOVIES & ENTERTAINMENT (0.8%)
   13,380    News Corp. "A"                                                         330
    5,923    Time Warner, Inc.                                                      280

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    3,650    Viacom, Inc. "B"                                                  $    188
   11,135    Walt Disney Co.                                                        553
                                                                               --------
                                                                                  1,351
                                                                               --------
             PUBLISHING (0.1%)
    1,870    Gannett Co., Inc.                                                       34
    1,940    McGraw-Hill Companies, Inc.                                            103
                                                                               --------
                                                                                    137
                                                                               --------
             RESTAURANTS (0.6%)
      200    Chipotle Mexican Grill, Inc.*                                           53
      230    Darden Restaurants, Inc.                                                12
    6,500    McDonald's Corp.                                                       566
    5,150    Starbucks Corp.                                                        267
    2,600    Yum! Brands, Inc.                                                      174
                                                                               --------
                                                                                  1,072
                                                                               --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    1,670    H&R Block, Inc.                                                         30
                                                                               --------
             SPECIALTY STORES (0.1%)
      660    PetSmart, Inc.                                                          47
    4,190    Staples, Inc.                                                           49
      720    Tiffany & Co.                                                           42
                                                                               --------
                                                                                    138
                                                                               --------
             TIRES & RUBBER (0.0%)
    1,400    Goodyear Tire & Rubber Co.*                                             18
                                                                               --------
             Total Consumer Discretionary                                         8,940
                                                                               --------
             CONSUMER STAPLES (5.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    3,750    Archer-Daniels-Midland Co.                                             100
                                                                               --------
             BREWERS (0.0%)
    1,050    Molson Coors Brewing Co. "B"                                            44
                                                                               --------
             DISTILLERS & VINTNERS (0.1%)
    1,070    Beam, Inc.                                                              60
      810    Brown-Forman Corp. "B"                                                  57
      980    Constellation Brands, Inc. "A"*                                         35
                                                                               --------
                                                                                    152
                                                                               --------
             DRUG RETAIL (0.3%)
    7,732    CVS Caremark Corp.                                                     359
    5,210    Walgreen Co.                                                           177
                                                                               --------
                                                                                    536
                                                                               --------

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18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             FOOD DISTRIBUTORS (0.1%)
    3,290    Sysco Corp.                                                       $    104
                                                                               --------
             FOOD RETAIL (0.1%)
    2,780    Kroger Co.                                                              73
    1,460    Safeway, Inc.                                                           25
    1,070    Whole Foods Market, Inc.                                               100
                                                                               --------
                                                                                    198
                                                                               --------
             HOUSEHOLD PRODUCTS (1.0%)
      690    Clorox Co.                                                              53
    3,080    Colgate-Palmolive Co.                                                  334
    2,120    Kimberly-Clark Corp.                                                   182
   16,753    Procter & Gamble Co.                                                 1,170
                                                                               --------
                                                                                  1,739
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.6%)
    2,400    Costco Wholesale Corp.                                                 249
   10,450    Wal-Mart Stores, Inc.                                                  753
                                                                               --------
                                                                                  1,002
                                                                               --------
             PACKAGED FOODS & MEAT (0.7%)
      640    Campbell Soup Co.                                                       24
    2,630    ConAgra Foods, Inc.                                                     79
    1,080    Dean Foods Co.*                                                         19
    4,550    General Mills, Inc.                                                    187
    1,565    H.J. Heinz Co.                                                          91
      910    Hershey Co.                                                             67
       30    Hormel Foods Corp.                                                       1
      828    J.M. Smucker Co.                                                        73
    1,080    Kellogg Co.                                                             60
    3,520    Kraft Foods Group, Inc.                                                159
    1,040    McCormick & Co., Inc.                                                   67
    1,371    Mead Johnson Nutrition Co.                                              93
   10,560    Mondelez International, Inc. "A"                                       273
    1,740    Tyson Foods, Inc. "A"                                                   33
                                                                               --------
                                                                                  1,226
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
    2,660    Avon Products, Inc.                                                     37
    1,480    Estee Lauder Companies, Inc. "A"                                        86
                                                                               --------
                                                                                    123
                                                                               --------
             SOFT DRINKS (1.0%)
    2,560    Coca Cola Enterprises, Inc.                                             80
   25,110    Coca-Cola Co.                                                          952

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,290    Dr. Pepper Snapple Group, Inc.                                    $     58
      940    Monster Beverage Corp.*                                                 49
    9,433    PepsiCo, Inc.                                                          662
                                                                               --------
                                                                                  1,801
                                                                               --------
             TOBACCO (0.9%)
   12,240    Altria Group, Inc.                                                     414
      815    Lorillard, Inc.                                                         98
   10,570    Philip Morris International, Inc.                                      950
    1,870    Reynolds American, Inc.                                                 82
                                                                               --------
                                                                                  1,544
                                                                               --------
             Total Consumer Staples                                               8,569
                                                                               --------
             ENERGY (5.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
      887    Alpha Natural Resources, Inc.*                                           7
    1,400    CONSOL Energy, Inc.                                                     44
    1,640    Peabody Energy Corp.                                                    41
                                                                               --------
                                                                                     92
                                                                               --------
             INTEGRATED OIL & GAS (2.5%)
   12,200    Chevron Corp.                                                        1,289
   28,713    Exxon Mobil Corp.                                                    2,531
    1,830    Hess Corp.                                                              91
    1,120    Murphy Oil Corp.                                                        64
    5,190    Occidental Petroleum Corp.                                             390
                                                                               --------
                                                                                  4,365
                                                                               --------
             OIL & GAS DRILLING (0.1%)
      420    Diamond Offshore Drilling, Inc.                                         29
    1,400    Ensco plc "A"                                                           81
      640    Helmerich & Payne, Inc.                                                 33
    2,100    Nabors Industries Ltd.*                                                 31
    1,500    Noble Corp.                                                             52
      720    Rowan Companies plc "A"*                                                23
                                                                               --------
                                                                                    249
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    2,707    Baker Hughes, Inc.                                                     117
    1,400    Cameron International Corp.*                                            76
    1,380    FMC Technologies, Inc.*                                                 56
    5,690    Halliburton Co.                                                        190
    2,540    National-Oilwell Varco, Inc.                                           173
    8,142    Schlumberger Ltd.                                                      583
                                                                               --------
                                                                                  1,195
                                                                               --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    3,020    Anadarko Petroleum Corp.                                          $    221
    2,410    Apache Corp.                                                           186
    1,060    Cabot Oil & Gas Corp.                                                   50
    3,190    Chesapeake Energy Corp.                                                 54
    7,710    ConocoPhillips                                                         439
    2,350    Denbury Resources, Inc.*                                                36
    2,310    Devon Energy Corp.                                                     119
    1,600    EOG Resources, Inc.                                                    188
      880    EQT Corp.                                                               53
    4,260    Marathon Oil Corp.                                                     131
      470    Newfield Exploration Co.*                                               12
      970    Noble Energy, Inc.                                                      95
      740    Pioneer Natural Resources Co.                                           79
    1,030    QEP Resources, Inc.                                                     29
      760    Range Resources Corp.                                                   49
    2,130    Southwestern Energy Co.*                                                74
    1,383    WPX Energy, Inc.                                                        22
                                                                               --------
                                                                                  1,837
                                                                               --------
             OIL & GAS REFINING & MARKETING (0.3%)
    1,895    Marathon Petroleum Corp.                                               113
    3,875    Phillips 66 Co.                                                        203
      480    Tesoro Corp.                                                            20
    3,220    Valero Energy Corp.                                                    104
                                                                               --------
                                                                                    440
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      320    Energy Transfer Partners, LP                                            14
    3,888    Kinder Morgan, Inc.                                                    131
    4,060    Spectra Energy Corp.                                                   114
    4,150    Williams Companies, Inc.                                               136
                                                                               --------
                                                                                    395
                                                                               --------
             Total Energy                                                         8,573
                                                                               --------
             FINANCIALS (6.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,865    Ameriprise Financial, Inc.                                             113
    6,405    Bank of New York Mellon Corp.                                          153
      743    BlackRock, Inc.                                                        146
       40    Federated Investors, Inc. "B"                                            1
      860    Franklin Resources, Inc.                                               114
    3,300    Invesco Ltd.                                                            83
      750    Legg Mason, Inc.                                                        19
    1,270    Northern Trust Corp.(e)                                                 61

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,970    State Street Corp.                                                $    132
    1,970    T. Rowe Price Group, Inc.                                              127
                                                                               --------
                                                                                    949
                                                                               --------
             CONSUMER FINANCE (0.4%)
    6,470    American Express Co.                                                   362
    3,510    Capital One Financial Corp.                                            202
    3,520    Discover Financial Services                                            146
    3,810    SLM Corp.                                                               63
                                                                               --------
                                                                                    773
                                                                               --------
             DIVERSIFIED BANKS (0.8%)
    1,300    Comerica, Inc.                                                          39
   11,380    U.S. Bancorp                                                           367
   31,110    Wells Fargo & Co.                                                    1,027
                                                                               --------
                                                                                  1,433
                                                                               --------
             INSURANCE BROKERS (0.1%)
    1,590    Aon plc                                                                 90
    2,820    Marsh & McLennan Companies, Inc.                                       100
                                                                               --------
                                                                                    190
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.3%)
    6,470    Charles Schwab Corp.                                                    85
    1,825    E*Trade Financial Corp.*                                                15
    2,730    Goldman Sachs Group, Inc.                                              322
    7,560    Morgan Stanley                                                         127
                                                                               --------
                                                                                    549
                                                                               --------
             LIFE & HEALTH INSURANCE (0.4%)
    2,830    AFLAC, Inc.                                                            150
    2,199    Lincoln National Corp.                                                  54
    6,250    MetLife, Inc.                                                          207
    1,820    Principal Financial Group, Inc.                                         49
    2,825    Prudential Financial, Inc.                                             147
      742    Torchmark Corp.                                                         39
    1,250    Unum Group                                                              26
                                                                               --------
                                                                                    672
                                                                               --------
             MULTI-LINE INSURANCE (0.3%)
    7,160    American International Group, Inc.*                                    237
      700    Assurant, Inc.                                                          24
    3,680    Genworth Financial, Inc. "A"*                                           22
    2,900    Hartford Financial Services Group, Inc.                                 61
    2,116    Loews Corp.                                                             87
                                                                               --------
                                                                                    431
                                                                               --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.0%)
      950    Leucadia National Corp.                                           $     21
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
   66,273    Bank of America Corp.                                                  654
   18,001    Citigroup, Inc.                                                        622
   22,989    JPMorgan Chase & Co.                                                   944
                                                                               --------
                                                                                  2,220
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
    1,670    ACE Ltd.                                                               132
    3,040    Allstate Corp.                                                         123
   10,638    Berkshire Hathaway, Inc. "B"*                                          937
    1,990    Chubb Corp.                                                            153
      970    Cincinnati Financial Corp.                                              39
    3,740    Progressive Corp.                                                       80
    2,350    Travelers Companies, Inc.                                              167
    2,680    XL Group plc                                                            65
                                                                               --------
                                                                                  1,696
                                                                               --------
             REAL ESTATE SERVICES (0.0%)
    1,990    CBRE Group, Inc. "A"*                                                   38
                                                                               --------
             REGIONAL BANKS (0.4%)
    4,130    BB&T Corp.                                                             116
    5,810    Fifth Third Bancorp                                                     85
    1,786    First Horizon National Corp.                                            17
    5,110    Huntington Bancshares, Inc.                                             32
    6,620    KeyCorp                                                                 54
      660    M&T Bank Corp.                                                          65
    3,105    PNC Financial Services Group, Inc.                                     174
    9,790    Regions Financial Corp.                                                 65
    3,200    SunTrust Banks, Inc.                                                    87
    1,310    Zions Bancorp                                                           26
                                                                               --------
                                                                                    721
                                                                               --------
             REITs -- DIVERSIFIED (0.1%)
    1,238    Vornado Realty Trust                                                    95
                                                                               --------
             REITs -- INDUSTRIAL (0.1%)
    2,803    ProLogis, Inc.                                                          95
                                                                               --------
             REITs -- OFFICE (0.1%)
    1,050    Boston Properties, Inc.                                                108
                                                                               --------
             REITs -- RESIDENTIAL (0.1%)
      730    Apartment Investment & Management Co. "A"                               18
      510    AvalonBay Communities, Inc.                                             67

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,215    Equity Residential Properties Trust                               $    123
                                                                               --------
                                                                                    208
                                                                               --------
             REITs -- RETAIL (0.2%)
    2,670    Kimco Realty Corp.                                                      51
    2,004    Simon Property Group, Inc.                                             305
                                                                               --------
                                                                                    356
                                                                               --------
             REITs -- SPECIALIZED (0.4%)
    2,210    American Tower Corp.                                                   166
    2,430    HCP, Inc.                                                              109
    1,750    Health Care REIT, Inc.                                                 103
    4,342    Host Hotels & Resorts, Inc.                                             64
      800    Plum Creek Timber Co., Inc.                                             34
      615    Public Storage                                                          87
    1,700    Ventas, Inc.                                                           108
    3,017    Weyerhaeuser Co.                                                        83
                                                                               --------
                                                                                    754
                                                                               --------
             SPECIALIZED FINANCE (0.2%)
    2,140    CME Group, Inc.                                                        118
      440    IntercontinentalExchange, Inc.*                                         58
    1,370    Moody's Corp.                                                           67
      840    NASDAQ OMX Group, Inc.                                                  20
    1,130    NYSE Euronext                                                           27
                                                                               --------
                                                                                    290
                                                                               --------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    3,630    Hudson City Bancorp, Inc.                                               29
    1,150    People's United Financial, Inc.                                         14
                                                                               --------
                                                                                     43
                                                                               --------
             Total Financials                                                    11,642
                                                                               --------
             HEALTH CARE (5.5%)
             ------------------
             BIOTECHNOLOGY (0.7%)
    1,130    Alexion Pharmaceuticals, Inc.*                                         109
    4,740    Amgen, Inc.                                                            421
    1,290    Biogen Idec, Inc.*                                                     192
    2,670    Celgene Corp.*                                                         210
    4,500    Gilead Sciences, Inc.*                                                 337
                                                                               --------
                                                                                  1,269
                                                                               --------
             HEALTH CARE DISTRIBUTORS (0.2%)
    1,930    AmerisourceBergen Corp.                                                 81
    2,310    Cardinal Health, Inc.                                                   93
    1,450    McKesson Corp.                                                         137

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      720    Patterson Companies, Inc.                                         $     25
                                                                               --------
                                                                                    336
                                                                               --------
             HEALTH CARE EQUIPMENT (0.8%)
    3,470    Baxter International, Inc.                                             230
    1,310    Becton, Dickinson and Co.                                              100
    8,660    Boston Scientific Corp.*                                                48
      600    C.R. Bard, Inc.                                                         59
    1,315    CareFusion Corp.*                                                       37
    2,600    Covidien plc                                                           151
      720    Edwards Lifesciences Corp.*                                             63
      230    Intuitive Surgical, Inc.*                                              122
    6,290    Medtronic, Inc.                                                        265
    1,880    St. Jude Medical, Inc.                                                  64
    1,950    Stryker Corp.                                                          106
      830    Varian Medical Systems, Inc.*                                           57
    1,130    Zimmer Holdings, Inc.                                                   75
                                                                               --------
                                                                                  1,377
                                                                               --------
             HEALTH CARE FACILITIES (0.0%)
      817    Tenet Healthcare Corp.*                                                 24
                                                                               --------
             HEALTH CARE SERVICES (0.3%)
      570    DaVita, Inc.*                                                           62
    4,819    Express Scripts Holdings Co.*                                          259
      615    Laboratory Corp. of America Holdings*                                   52
      640    Quest Diagnostics, Inc.                                                 37
                                                                               --------
                                                                                    410
                                                                               --------
             HEALTH CARE SUPPLIES (0.0%)
    1,150    DENTSPLY International, Inc.                                            46
                                                                               --------
             HEALTH CARE TECHNOLOGY (0.1%)
      860    Cerner Corp.*                                                           66
                                                                               --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    2,000    Agilent Technologies, Inc.                                              77
    1,439    Life Technologies Corp.*                                                71
      680    PerkinElmer, Inc.                                                       21
    2,200    Thermo Fisher Scientific, Inc.                                         140
      690    Waters Corp.*                                                           58
                                                                               --------
                                                                                    367
                                                                               --------
             MANAGED HEALTH CARE (0.4%)
    2,120    Aetna, Inc.                                                             92
    1,490    CIGNA Corp.                                                             78

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,170    Coventry Health Care, Inc.                                        $     51
    1,000    Humana, Inc.                                                            65
    6,400    UnitedHealth Group, Inc.                                               348
    2,020    WellPoint, Inc.                                                        113
                                                                               --------
                                                                                    747
                                                                               --------
             PHARMACEUTICALS (2.8%)
    9,330    Abbott Laboratories                                                    606
    1,800    Allergan, Inc.                                                         167
   10,256    Bristol-Myers Squibb Co.                                               335
    6,140    Eli Lilly and Co.                                                      301
    1,600    Forest Laboratories, Inc.*                                              57
      910    Hospira, Inc.*                                                          27
   16,510    Johnson & Johnson                                                    1,151
   18,723    Merck & Co., Inc.                                                      829
    2,530    Mylan, Inc.*                                                            69
      520    Perrigo Co.                                                             54
   45,284    Pfizer, Inc.                                                         1,133
      840    Watson Pharmaceuticals, Inc.*                                           74
                                                                               --------
                                                                                  4,803
                                                                               --------
             Total Health Care                                                    9,445
                                                                               --------
             INDUSTRIALS (4.6%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
    4,340    Boeing Co.                                                             322
    2,190    General Dynamics Corp.                                                 146
    4,610    Honeywell International, Inc.                                          283
      540    L-3 Communications Holdings, Inc.                                       42
    1,690    Lockheed Martin Corp.                                                  158
    1,200    Northrop Grumman Corp.                                                  80
    1,010    Precision Castparts Corp.                                              185
    1,635    Raytheon Co.                                                            93
    1,230    Rockwell Collins, Inc.                                                  70
    2,070    Textron, Inc.                                                           49
    5,410    United Technologies Corp.                                              433
                                                                               --------
                                                                                  1,861
                                                                               --------
             AIR FREIGHT & LOGISTICS (0.4%)
      990    C.H. Robinson Worldwide, Inc.                                           61
      810    Expeditors International of Washington, Inc.                            30
    2,230    FedEx Corp.                                                            200
    4,190    United Parcel Service, Inc. "B"                                        306
                                                                               --------
                                                                                    597
                                                                               --------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             AIRLINES (0.0%)
    4,640    Southwest Airlines Co.                                            $     44
                                                                               --------
             BUILDING PRODUCTS (0.0%)
    2,100    Masco Corp.                                                             36
                                                                               --------
             COMMERCIAL PRINTING (0.0%)
    1,080    R.R. Donnelley & Sons Co.                                               10
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.1%)
    1,020    Fluor Corp.                                                             54
      640    Jacobs Engineering Group, Inc.*                                         26
    1,260    Quanta Services, Inc.*                                                  33
                                                                               --------
                                                                                    113
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    3,945    Caterpillar, Inc.                                                      336
      960    Cummins, Inc.                                                           94
    2,480    Deere & Co.                                                            209
      570    Joy Global, Inc.                                                        33
    2,102    PACCAR, Inc.                                                            92
                                                                               --------
                                                                                    764
                                                                               --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
      670    Cintas Corp.                                                            28
    1,110    Iron Mountain, Inc.                                                     35
                                                                               --------
                                                                                     63
                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      900    Cooper Industries plc                                                   67
    4,390    Emerson Electric Co.                                                   220
    1,110    Rockwell Automation, Inc.                                               88
      510    Roper Industries, Inc.                                                  57
                                                                               --------
                                                                                    432
                                                                               --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,486    Republic Services, Inc.                                                 70
      480    Stericycle, Inc.*                                                       45
    2,205    Waste Management, Inc.                                                  72
                                                                               --------
                                                                                    187
                                                                               --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750    Robert Half International, Inc.                                         21
                                                                               --------
             INDUSTRIAL CONGLOMERATES (1.2%)
    3,910    3M Co.                                                                 356
    3,670    Danaher Corp.                                                          198

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   64,920    General Electric Co.                                              $  1,372
    2,160    Tyco International Ltd.                                                 61
                                                                               --------
                                                                                  1,987
                                                                               --------
             INDUSTRIAL MACHINERY (0.5%)
    1,320    Dover Corp.                                                             84
    2,420    Eaton Corp.*                                                           126
      440    Flowserve Corp.                                                         61
    2,510    Illinois Tool Works, Inc.                                              155
    1,860    Ingersoll-Rand plc                                                      91
      850    Pall Corp.                                                              51
      940    Parker-Hannifin Corp.                                                   77
      518    Pentair Ltd.                                                            25
    1,253    Stanley Black & Decker, Inc.                                            90
    1,040    Xylem, Inc.                                                             27
                                                                               --------
                                                                                    787
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.0%)
      660    Avery Dennison Corp.                                                    22
    1,210    Pitney Bowes, Inc.                                                      14
                                                                               --------
                                                                                     36
                                                                               --------
             RAILROADS (0.4%)
    7,340    CSX Corp.                                                              145
    1,520    Norfolk Southern Corp.                                                  92
    3,170    Union Pacific Corp.                                                    389
                                                                               --------
                                                                                    626
                                                                               --------
             RESEARCH & CONSULTING SERVICES (0.0%)
      270    Dun & Bradstreet Corp.                                                  21
      720    Equifax, Inc.                                                           37
                                                                               --------
                                                                                     58
                                                                               --------
             SECURITY & ALARM SERVICES (0.0%)
    1,420    ADT Corp.                                                               65
                                                                               --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860    Fastenal Co.                                                            78
      480    W.W. Grainger, Inc.                                                     93
                                                                               --------
                                                                                    171
                                                                               --------
             TRUCKING (0.0%)
      360    Ryder System, Inc.                                                      17
                                                                               --------
             Total Industrials                                                    7,875
                                                                               --------

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (8.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
    2,900    Adobe Systems, Inc.*                                              $    100
    1,090    Autodesk, Inc.*                                                         36
    1,240    Citrix Systems, Inc.*                                                   76
    1,640    Intuit, Inc.                                                            98
      770    Salesforce.com, Inc.*                                                  122
                                                                               --------
                                                                                    432
                                                                               --------
             COMMUNICATIONS EQUIPMENT (0.9%)
   32,365    Cisco Systems, Inc.                                                    612
      490    F5 Networks, Inc.*                                                      46
      790    Harris Corp.                                                            37
    1,770    JDS Uniphase Corp.*                                                     21
    3,200    Juniper Networks, Inc.*                                                 58
    1,775    Motorola Solutions, Inc.                                                97
   10,370    QUALCOMM, Inc.                                                         660
                                                                               --------
                                                                                  1,531
                                                                               --------
             COMPUTER HARDWARE (2.1%)
    5,720    Apple, Inc.                                                          3,348
    8,950    Dell, Inc.                                                              86
   12,100    Hewlett-Packard Co.                                                    157
                                                                               --------
                                                                                  3,591
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   12,490    EMC Corp.*                                                             310
      560    Lexmark International, Inc. "A"                                         14
    2,190    NetApp, Inc.*                                                           69
    1,600    SanDisk Corp.*                                                          63
    2,210    Seagate Technology plc                                                  55
    1,370    Western Digital Corp.                                                   46
                                                                               --------
                                                                                    557
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    2,960    Automatic Data Processing, Inc.                                        168
    1,110    Computer Sciences Corp.                                                 42
    1,230    Fidelity National Information Services, Inc.                            44
      850    Fiserv, Inc.*                                                           66
      610    MasterCard, Inc. "A"                                                   298
    1,630    Paychex, Inc.                                                           53
       70    Total System Services, Inc.                                              2
    3,150    Visa, Inc. "A"                                                         472
    2,885    Western Union Co.                                                       36
                                                                               --------
                                                                                  1,181
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.1%)
    1,270    Amphenol Corp. "A"                                                $     79
    6,750    Corning, Inc.                                                           82
                                                                               --------
                                                                                    161
                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,520    Jabil Circuit, Inc.                                                     29
    1,060    Molex, Inc.                                                             28
    2,600    TE Connectivity Ltd.                                                    91
                                                                               --------
                                                                                    148
                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,370    Electronic Arts, Inc.*                                                  20
                                                                               --------
             INTERNET SOFTWARE & SERVICES (1.0%)
    1,250    Akamai Technologies, Inc.*                                              46
    6,960    eBay, Inc.*                                                            368
    1,620    Google, Inc. "A"*                                                    1,131
      790    VeriSign, Inc.*                                                         27
    6,390    Yahoo!, Inc.*                                                          120
                                                                               --------
                                                                                  1,692
                                                                               --------
             IT CONSULTING & OTHER SERVICES (1.0%)
    3,900    Accenture plc "A"                                                      265
    2,120    Cognizant Technology Solutions Corp. "A"*                              142
    6,990    International Business Machines Corp.                                1,329
    1,670    SAIC, Inc.                                                              19
    1,005    Teradata Corp.*                                                         60
                                                                               --------
                                                                                  1,815
                                                                               --------
             OFFICE ELECTRONICS (0.0%)
    8,163    Xerox Corp.                                                             56
                                                                               --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    7,760    Applied Materials, Inc.                                                 83
      990    KLA-Tencor Corp.                                                        45
    1,022    Lam Research Corp.*                                                     36
    1,340    Teradyne, Inc.*                                                         21
                                                                               --------
                                                                                    185
                                                                               --------
             SEMICONDUCTORS (0.8%)
    4,440    Advanced Micro Devices, Inc.*                                           10
    2,050    Altera Corp.                                                            66
    2,280    Analog Devices, Inc.                                                    92
    3,120    Broadcom Corp. "A"                                                     101
      370    First Solar, Inc.*                                                      10
   29,830    Intel Corp.                                                            584

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,440    Linear Technology Corp.                                           $     48
    3,380    LSI Corp.*                                                              23
    1,370    Microchip Technology, Inc.                                              42
    5,990    Micron Technology, Inc.*                                                36
    3,410    NVIDIA Corp.                                                            41
    6,890    Texas Instruments, Inc.                                                203
    1,570    Xilinx, Inc.                                                            54
                                                                               --------
                                                                                  1,310
                                                                               --------
             SYSTEMS SOFTWARE (1.3%)
    1,425    BMC Software, Inc.*                                                     58
    2,160    CA, Inc.                                                                48
   46,195    Microsoft Corp.                                                      1,230
   23,127    Oracle Corp.                                                           742
    1,150    Red Hat, Inc.*                                                          57
    4,370    Symantec Corp.*                                                         82
                                                                               --------
                                                                                  2,217
                                                                               --------
             Total Information Technology                                        14,896
                                                                               --------
             MATERIALS (1.6%)
             ----------------
             ALUMINUM (0.0%)
    6,120    Alcoa, Inc.                                                             51
                                                                               --------
             CONSTRUCTION MATERIALS (0.0%)
      760    Vulcan Materials Co.                                                    40
                                                                               --------
             DIVERSIFIED CHEMICALS (0.4%)
    7,240    Dow Chemical Co.                                                       219
    5,510    E.I. du Pont de Nemours & Co.                                          238
      940    Eastman Chemical Co.                                                    57
      350    FMC Corp.                                                               19
    1,230    PPG Industries, Inc.                                                   153
                                                                               --------
                                                                                    686
                                                                               --------
             DIVERSIFIED METALS & MINING (0.1%)
    5,762    Freeport-McMoRan Copper & Gold, Inc.                                   225
      500    Titanium Metals Corp.                                                    8
                                                                               --------
                                                                                    233
                                                                               --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410    CF Industries Holdings, Inc.                                            88
    3,180    Monsanto Co.                                                           291
    1,640    Mosaic Co.                                                              89
                                                                               --------
                                                                                    468
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             GOLD (0.1%)
    3,130    Newmont Mining Corp.                                              $    147
                                                                               --------
             INDUSTRIAL GASES (0.2%)
    1,235    Air Products & Chemicals, Inc.                                         102
      170    Airgas, Inc.                                                            15
    2,150    Praxair, Inc.                                                          231
                                                                               --------
                                                                                    348
                                                                               --------
             METAL & GLASS CONTAINERS (0.1%)
    1,380    Ball Corp.                                                              62
      950    Owens-Illinois, Inc.*                                                   19
                                                                               --------
                                                                                     81
                                                                               --------
             PAPER PACKAGING (0.0%)
      140    Bemis Co., Inc.                                                          5
    1,080    Sealed Air Corp.                                                        18
                                                                               --------
                                                                                     23
                                                                               --------
             PAPER PRODUCTS (0.1%)
    3,430    International Paper Co.                                                127
    1,340    MeadWestvaco Corp.                                                      42
                                                                               --------
                                                                                    169
                                                                               --------
             SPECIALTY CHEMICALS (0.2%)
    1,510    Ecolab, Inc.                                                           109
      570    International Flavors & Fragrances, Inc.                                37
    1,680    LyondellBasell Industries N.V. "A"                                      84
      520    Sherwin-Williams Co.                                                    79
      950    Sigma-Aldrich Corp.                                                     69
                                                                               --------
                                                                                    378
                                                                               --------
             STEEL (0.1%)
      580    Allegheny Technologies, Inc.                                            15
      800    Cliffs Natural Resources, Inc.                                          23
    1,860    Nucor Corp.                                                             76
      870    United States Steel Corp.                                               19
                                                                               --------
                                                                                    133
                                                                               --------
             Total Materials                                                      2,757
                                                                               --------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   35,380    AT&T, Inc.                                                           1,208
    3,741    CenturyLink, Inc.                                                      145
    7,129    Frontier Communications Corp.                                           34
   17,515    Verizon Communications, Inc.                                           773

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    4,096    Windstream Corp.                                                  $     34
                                                                               --------
                                                                                  2,194
                                                                               --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,670    Crown Castle International Corp.*                                      113
    2,100    MetroPCS Communications, Inc.*                                          22
   18,410    Sprint Nextel Corp.*                                                   106
                                                                               --------
                                                                                    241
                                                                               --------
             Total Telecommunication Services                                     2,435
                                                                               --------
             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    2,820    American Electric Power Co., Inc.                                      120
    4,432    Duke Energy Corp.                                                      283
    1,730    Edison International                                                    79
      990    Entergy Corp.                                                           63
    5,238    Exelon Corp.                                                           158
    2,320    FirstEnergy Corp.                                                       98
    3,140    NextEra Energy, Inc.                                                   216
    1,380    Northeast Utilities                                                     53
    1,750    Pepco Holdings, Inc.                                                    34
      850    Pinnacle West Capital Corp.                                             44
    3,500    PPL Corp.                                                              103
    5,000    Southern Co.                                                           218
                                                                               --------
                                                                                  1,469
                                                                               --------
             GAS UTILITIES (0.1%)
      650    AGL Resources, Inc.                                                     25
    1,260    ONEOK, Inc.                                                             57
    1,410    Sempra Energy                                                           96
                                                                               --------
                                                                                    178
                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    3,900    AES Corp.                                                               42
    1,620    NRG Energy, Inc.                                                        34
                                                                               --------
                                                                                     76
                                                                               --------
             MULTI-UTILITIES (0.5%)
    1,840    Ameren Corp.                                                            55
    2,760    CenterPoint Energy, Inc.                                                54
      770    CMS Energy Corp.                                                        19
    1,680    Consolidated Edison, Inc.                                               94
    3,360    Dominion Resources, Inc.                                               172
      920    DTE Energy Co.                                                          56
      601    Integrys Energy Group, Inc.                                             32

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,170    NiSource, Inc.                                                    $     52
    2,420    PG&E Corp.                                                              99
    3,040    Public Service Enterprise Group, Inc.                                   92
      880    SCANA Corp.                                                             41
    1,670    TECO Energy, Inc.                                                       28
    1,740    Wisconsin Energy Corp.                                                  65
    2,990    Xcel Energy, Inc.                                                       81
                                                                               --------
                                                                                    940
                                                                               --------
             Total Utilities                                                      2,663
                                                                               --------
             Total Blue Chip Stocks (cost: $45,905)                              77,795
                                                                               --------
             TOTAL INVESTMENTS (COST: $133,663)                                $170,828
                                                                               ========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
--------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                           $     -             $92,308             $-     $ 92,308
Tax-Exempt Money
  Market Instruments:
  Variable-Rate Demand Notes                     -                 565              -          565
  Money Market Funds                           160                   -              -          160
Blue Chip Stocks                            77,795                   -              -       77,795
--------------------------------------------------------------------------------------------------
Total                                      $77,955             $92,873             $-     $170,828
--------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

           Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA    Economic Development Authority
    IDA    Industrial Development Authority/Agency
    ISD    Independent School District
    MTA    Metropolitan Transportation Authority
    PRE    Prerefunded to a date prior to maturity
    REIT   Real estate investment trust
    USD    Unified School District

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    (d) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

    (e) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $133,663)            $170,828
   Cash                                                                            4
   Receivables:
      Capital shares sold                                                         82
      Dividends and interest                                                   1,373
                                                                            --------
         Total assets                                                        172,287
                                                                            --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                     32
   Accrued management fees                                                        76
   Accrued transfer agent's fees                                                   2
   Other accrued expenses and payables                                            48
                                                                            --------
         Total liabilities                                                       158
                                                                            --------
            Net assets applicable to capital shares outstanding             $172,129
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $148,997
   Accumulated undistributed net investment income                               994
   Accumulated net realized loss on investments                              (15,027)
   Net unrealized appreciation of investments                                 37,165
                                                                            --------
            Net assets applicable to capital shares outstanding             $172,129
                                                                            ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                            11,658
                                                                            ========
   Net asset value, redemption price, and offering price per share          $  14.76
                                                                            ========

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $   889
   Interest                                                                2,092
                                                                         -------
         Total income                                                      2,981
                                                                         -------
EXPENSES
   Management fees                                                           465
   Administration and servicing fees                                         127
   Transfer agent's fees                                                      93
   Custody and accounting fees                                                47
   Postage                                                                     4
   Shareholder reporting fees                                                 10
   Trustees' fees                                                              7
   Registration fees                                                          15
   Professional fees                                                          38
   Other                                                                       5
                                                                         -------
         Total expenses                                                      811
                                                                         -------
NET INVESTMENT INCOME                                                      2,170
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                        (165)
   Change in net unrealized appreciation/depreciation                      8,649
                                                                         -------
         Net realized and unrealized gain                                  8,484
                                                                         -------
   Increase in net assets resulting from operations                      $10,654
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended May 31, 2012

--------------------------------------------------------------------------------

                                                          11/30/2012       5/31/2012
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                     $  2,170       $  4,080
   Net realized gain (loss) on investments                       (165)           772
   Change in net unrealized appreciation/depreciation
      of investments                                            8,649          5,518
                                                             -----------------------
      Increase in net assets resulting from operations         10,654         10,370
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (1,942)        (4,015)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    8,204         15,738
   Reinvested dividends                                         1,829          3,770
   Cost of shares redeemed                                     (9,334)       (17,638)
                                                             -----------------------
      Increase in net assets from capital
         share transactions                                       699          1,870
                                                             -----------------------
  Net increase in net assets                                    9,411          8,225
NET ASSETS
   Beginning of period                                        162,718        154,493
                                                             -----------------------
   End of period                                             $172,129       $162,718
                                                             =======================
Accumulated undistributed net investment income:
   End of period                                             $    994       $    766
                                                             =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    566          1,149
   Shares issued for dividends reinvested                         128            283
   Shares redeemed                                               (646)        (1,316)
                                                             -----------------------
      Increase in shares outstanding                               48            116
                                                             =======================

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality,

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

        coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November
    30, 2012, the Fund did not receive any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had pre-enactment capital loss carryforwards of $14,836,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.


         CAPITAL LOSS CARRYFORWARDS
--------------------------------------------
 EXPIRES                           BALANCE
--------                         -----------
  2017                           $ 3,303,000
  2018                            11,533,000
                                 -----------
                       Total     $14,836,000
                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $4,834,000 and $5,086,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $40,575,000 and $3,410,000, respectively, resulting in net unrealized appreciation of $37,165,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    The performance adjustment is calculated monthly by comparing the Fund's performance to a composite index comprised of 51% of the Lipper General Municipal Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Bond Funds category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Core Fund category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $465,000, which included a 0.05% performance adjustment of $42,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2012, the Manager incurred subadvisory fees, paid or payable to NTI, of $68,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $127,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $93,000.

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                 YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------
                                 2012           2012          2011         2010          2009        2008
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  14.02       $  13.44      $  12.28     $  11.00      $  13.80    $  14.75
                             ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .19            .36           .35          .37           .40         .40
  Net realized and
    unrealized gain (loss)        .72            .57          1.16         1.28         (2.80)       (.96)
                             ----------------------------------------------------------------------------
Total from investment
  operations                      .91            .93          1.51         1.65         (2.40)       (.56)
                             ----------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.17)          (.35)         (.35)        (.37)         (.40)       (.39)
                             ----------------------------------------------------------------------------
  Net asset value at
    end of period            $  14.76       $  14.02      $  13.44     $  12.28      $  11.00    $  13.80
                             ============================================================================

Total return (%)*                6.58           7.11         12.54        15.17(a)     (17.38)      (3.81)
Net assets at end
  of period (000)            $172,129       $162,718      $154,493     $144,251      $132,807    $180,200
Ratios to average
  net assets:**
  Expenses (%)(b)                 .96(c)         .98           .93          .88(a)        .90         .89
  Net investment income (%)      2.56(c)        2.65          2.73         3.08          3.46        2.80
Portfolio turnover (%)              3              8            19           18            25          38

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $168,798,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                         BEGINNING            ENDING            DURING PERIOD*
                                       ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2012 -
                                        JUNE 1, 2012     NOVEMBER 30, 2012     NOVEMBER 30, 2012
                                      ----------------------------------------------------------
Actual                                   $1,000.00           $1,065.80               $4.97

Hypothetical
 (5% return before expenses)              1,000.00            1,020.26                4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.58% for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                       Daniel S. McNamara
                               Robert L. Mason, Ph.D.
                               Barbara B. Ostdiek, Ph.D.
                               Michael F. Reimherr
                               Paul L. McNamara
                               Patrick T. Bannigan*

                               *Effective October 31, 2012, Patrick T. Bannigan
                                resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND              USAA Asset Management Company
INVESTMENT ADVISER             P.O. Box 659453
                               San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                USAA Investment Management Company
DISTRIBUTOR                    P.O. Box 659453
                               San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                 USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                  State Street Bank and Trust Company
ACCOUNTING AGENT               P.O. Box 1713
                               Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                    Ernst & Young LLP
REGISTERED PUBLIC              100 West Houston St., Suite 1800
ACCOUNTING FIRM                San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                    Under "My Accounts" on
SELF-SERVICE 24/7              usaa.com select "Investments,"
AT USAA.COM                    then "Mutual Funds"

OR CALL                        Under "Investments" view
(800) 531-USAA                 account balances, or click
        (8722)                 "I want to...," and select
                               the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   27801-0113                                (C)2013, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     01/28/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/30/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/29/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.